Selected Statements of Comprehensive Loss (Income) Data - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Income (Expenses), Net [Line Items]
Changes in fair value of convertible notes (see Note 6)	$ (160)	$ (463)	$ (62)
Changes in fair value of warrant liability (see Note 7)	160	463	62
Other financing income (expense):
Other financing expense, net	(1,904)	(77)	(244)
Financial income (expense), net	(6,680)	3,869	(2,201)
Share Based Payment [Member]
Other financing income (expense):
Other financing expense, net	(1,651)
Amortization of Short-Term Loan Discount [Member]
Other financing income (expense):
Other financing expense, net	(245)	(161)	(173)
Interest on Short-Term Loans [Member]
Other financing income (expense):
Other financing expense, net	(79)	(10)
Bank Fees [Member]
Other financing income (expense):
Other financing expense, net		(2)	(3)
Exchange Rate Differences [Member]
Other financing income (expense):
Other financing expense, net	71	96	(68)
Convertible Notes Payable [Member]
Schedule of Financial Income (Expenses), Net [Line Items]
Changes in fair value of convertible notes (see Note 6)	$ (4,936)	$ 3,483	$ (2,019)